Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Share-based Payment Arrangements
29.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Employee share option plans of the Company

The Company’s Option Plan

In order to attract, retain and reward employees, the Company has its employee share option plan for full-time employees of the Group and registered 150,000 thousand share options in 2018. Each share option represents the right to purchase one ordinary share of the Company when exercised. Under the terms of the plan, share options are granted at an exercise price equal to or not less than the closing price of the ordinary shares listed on the Taiwan Stock Exchange (the “TSE”) at the issue date. The right of those share options granted under the plan is valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in the Company’s capital structure or when cash dividend per ordinary share exceeds 1.5% of the market price per ordinary share, the exercise price is accordingly adjusted.

ASE’s Option Plans

ASE had five employee share option plans for the Group’s full-time employees. Each share option represents the right to purchase one ordinary share of ASE when exercised. Under the terms of the plans, share options are granted at an exercise price equal to or not less than the closing price of the ordinary shares listed on the TSE at the issue date. The option rights of these plans are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in ASE’s capital structure, the exercise price was accordingly adjusted. As disclosed in Note 1, the Company assumed ASE’s obligations of outstanding employee share option plans starting from April 30, 2018 and each share option represents the right to purchase 0.5 ordinary share of the Company with all other terms and conditions held constant.

Information about share options for the years ended December 31, 2016 and 2017 and for the period from January 1, 2018 to April 29, 2018 was as follows:

	For the Year Ended December 31				For the Period from January 1, 2018
	2016		2017		to April 29, 2018
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance, beginning of period	252,607	$26.6	210,795	$27.3	135,961	$30.2
Options forfeited	(6,056)	34.6	(5,407)	36.3	(1,692)	36.3
Options expired	-	-	(1,790)	21.1	-	-
Options exercised	(35,756)	20.9	(67,637)	21.0	(20,557)	26.0
Options transferred to the Company in accordance with the joint share exchange agreement	-	-	-	-	(113,712)	30.9

Balance, end of period	210,795	27.3	135,961	30.2	-	-

Options exercisable, end of period	123,007	20.8	85,642	26.5	-	-

Starting from April 30, 2018, information about the share option plans that the Company granted and assumed was as follows:

	For the Period from April 30, 2018 to December 31, 2018
		Weighted Average
	Number of	Exercise Price
	Options	Per Share
	(In Thousands)	(NT$)

Balance, beginning of period	-	$-
Transferred from ASE	56,856	61.7
Options granted	131,863	56.4
Options forfeited	(1,582)	71.5
Options exercised	(3,323)	43.6

Balance, end of period	183,814	58.1

Options exercisable, end of period	36,354	58.1

Fair value of options granted (NT$)	$16.28-19.12

The weighted average share price at exercise dates of share options for each of the two years in the period ended December 31, 2017, the period from January 1, 2018 to April 29, 2018 and the period from April 30, 2018 to December 31, 2018 was NT$36.2, NT$37.6, NT$41.0 (US$1.3) and NT$68.5 (US$2.2), respectively. The options granted in 2007 were expired in December 2017 and, therefore, NT$47,087 thousand was reclassified from capital surplus arising from employee share options to capital surplus arising from expired share options.

Information about the outstanding share options that the Company granted and assumed at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2017
ASE 4th share options	$ 20.4-22.6	2.5
ASE 5th share options	36.5	7.7

December 31, 2018
ASE 4th share options	40.8-45.2	1.5
ASE 5th share options	73.0	6.7
The Company 1st share options	56.4	9.9

b.	Employee share option plans of subsidiaries

ASE Mauritius Inc.’s Option Plan

ASE Mauritius Inc. has an employee share option plan for full-time employees of the Group which granted 30,000 thousand units in December 2007. Under the terms of the plan, each unit represents the right to purchase one ordinary share of ASE Mauritius Inc. when exercised. The option rights of the plan are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. The option rights of the plan was expired in December 2017, of which shares had not been exercised and, therefore, NT$159,200 thousand was reclassified from non-controlling interest to capital surplus arising from expired employee share options.

Information about share options was as follows:

	For the Year Ended December 31
	2016		2017
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	28,470	$1.7	28,470	$1.7
Options forfeited	-	-	(250)	1.7
Options expired	-	-	(28,220)	1.7

Balance at December 31	28,470	1.7	-	-

Options exercisable, end of year	28,470	1.7	-	-

USIE’s Option Plan

The terms of the plans issued by USIE were the same with those option plans previously granted by ASE.

Information about share options was as follows:

	For the Year Ended December 31
	2016		2017		2018
	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise	Number of	Weighted Average Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	29,695	$2.1	25,933	$2.2	25,556	$2.2
Options exercised	(3,762)	2.0	(377)	1.9	(8,845)	2.2

Balance at December 31	25,933	2.2	25,556	2.2	16,711	2.1

Options exercisable, end of year	25,933	2.2	25,556	2.2	16,711	2.1

Information about USIE’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (US$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2017
1st share options	$1.5	3.0
2nd and 3rd share options	2.4-2.9	2.9

December 31, 2018
1st share options	1.5	2.0
2nd and 3rd share options	2.4-2.9	2.1

In 2017 and 2018, the Group’s shareholdings of USIE decreased because USIE’s share options had been exercised. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USIE and, as a result, capital surplus was decreased by NT$52,388 thousand and NT$1,239,456 thousand (US$40,492 thousand) in 2017 and 2018, respectively.

USISH’s Option Plans

Each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date incorporated with certain performance conditions. For any subsequent changes in USISH’s capital structure, the exercise price is accordingly adjusted.

Information about share options was as follows:

	For the Year Ended December 31
	2016		2017		2018
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(CNY)	Thousands)	(CNY)	Thousands)	(CNY)

Balance at January 1	26,627	$15.5	24,997	$15.5	22,341	$15.5
Options forfeited	(1,630)	15.5	(2,656)	15.5	(804)	15.5

Balance at December 31	24,997	15.5	22,341	15.5	21,537	15.5

Options exercisable, end of year	-	-	8,896	15.5	12,884	15.5

As of December 31, 2017 and 2018, the remaining contractual life of the share options were 7.9 years and 6.9 years, respectively.

For the years ended December 31, 2016, 2017 and 2018, employee benefits expense recognized on the aforementioned employee share option plans were NT$470,788 thousand, NT$354,765 thousand and NT$215,648 thousand (US$7,045 thousand), respectively.

c.	New shares reserved for subscription by employees under cash capital increase

As disclosed in Note 25, the board of directors of ASE approved the cash capital increase in December 2016 and, as required under the Company Act in the R.O.C., simultaneously granted options to employees to purchase 10% of such newly issued shares. The grant of the options was accounted for as employee options, accordingly a share-based compensation, and was measured at fair value in accordance with IFRS 2. ASE recognized employee benefits expense and capital surplus arising from exercised employee share options of NT$84,000 thousand in full at the grant date (also the vested date), of which 4,836 thousand shares has not been exercised and, therefore, NT$13,541 thousand was reclassified from capital surplus arising from exercised employee share options to capital surplus arising from expired share options.

Information about ASE’s employee share options related to the aforementioned newly issued shares was as follows:

Number of Options (In Thousand)

Options granted for the year ended 2017	30,000
Options exercised for the year ended 2017	25,164
Fair value of options granted (NT$ per share)	$2.80

Fair value was measured using the Black-Scholes Option Pricing Model and the inputs to the model were as follows:

Share price at the grant date	NT$36.55 per share
Exercise price	NT$34.30 per share
Expected volatility	27.15%
Expected lives	47 days
Expected dividend yield	-
Risk free interest rate	0.37%

Expected volatility was based on ASE’s historical share prices volatility.

d.	Fair value of share options granted by the Company in 2018 were measured at the grant date by using the trinomial tree model, and the inputs to the model were as follows:

Share price at the grant date	NT$58.80 per share
Exercise price	NT$56.40 per share
Expected volatility	27.77%-28.86%
Expected lives	4.8 years-7.0 years
Expected dividend yield	-
Risk free interest rate	0.73%-0.80%

Expected volatility was based on the Company’s and ASE’s historical share prices volatility.